Other Income and Expenses (Details) - Schedule of finance income ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule Of Finance Income Abstract
Bank interest income	¥ 19		¥ 33
Interest income on net investments in subleases	1		8
Total finance income	¥ 20	$ 3	¥ 41